CONSOLIDATED STATEMENTS OF CONDITION (USD $)	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and due from banks	$ 19,061,784	$ 27,940,152
Federal funds sold	12,013,619	14,243,158
Total cash and cash equivalents	31,075,403	42,183,310
Trading securities	3,900,000	5,063,400
Securities, available-for-sale	176,314,289	131,068,615
Securities, held-to-maturity (fair value $133,896,217 and $135,468,021 respectively)	129,414,381	136,937,260
Mortgage loans held for sale	838,985	61,000
Loans receivable	369,039,250	337,784,984
Deferred fees	1,483,315	964,725
Allowance for loan losses	(3,502,481)	(3,109,775)
Net loans receivable	367,020,084	335,639,934
Federal Home Loan Bank stock, at cost	1,390,700	1,588,400
Premises and equipment, net	20,382,068	19,780,446
Assets Held-for-sale, Current	63,049	0
Accrued interest receivable	2,342,296	2,221,462
Bank owned life insurance	17,841,445	18,159,842
Other assets	21,298,406	23,199,320
Goodwill	25,479,595	25,479,595
Other intangible assets	808,026	1,102,024
Total Assets	798,168,727	742,484,608
Liabilities and Stockholders' Equity
Interest-bearing deposits	603,482,249	551,602,835
Non-interest bearing deposits	85,687,731	85,646,805
Borrowings	0	1,000,000
Other liabilities	13,226,054	13,591,064
Total liabilities	702,396,034	651,840,704
Commitments and contingent liabilities	0	0
Oneida Financial Corp. Stockholders’ equity:
Preferred stock, 10,000,000 shares authorized; 0 issued and outstanding	0	0
Common stock ($0.01 par value; 30,000,000 shares authorized; 7,025,444 issued at December 31, 2014; 7,027,230 issued at December 31, 2013)	70,254	70,272
Additional paid-in capital	44,120,678	43,449,117
Retained earnings	54,184,638	52,411,326
Accumulated other comprehensive loss	(2,602,877)	(5,142,627)
Unearned employee stock ownership plan (ESOP) (0 and18,023 shares)	0	(144,184)
Total Oneida Financial Corp stockholders’ equity	95,772,693	90,643,904
Total Liabilities and Stockholders' Equity	$ 798,168,727	$ 742,484,608